Accounts payable from acquisition of subsidiaries - Changes in the payables related to business acquisitions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Previous balance	R$ 112,487	R$ 130,767
Addition due to acquisition	54,723	38,881
Payment of principal/financial charges paid	(48,093)	(45,878)
Restatement of financial charges	11,108	3,057
Contingencies	(7,773)	(5,343)
Earn-Out	(39,383)	(8,997)
Ending balance	83,069	R$ 112,487
Hiper Software S.A.
Disclosure of detailed information about business combination [line items]
Addition due to acquisition	16,647
Millennium Network Ltda.
Disclosure of detailed information about business combination [line items]
Addition due to acquisition	31,376
SetaDigital
Disclosure of detailed information about business combination [line items]
Addition due to acquisition	R$ 10,685